UBS RMA U.S. Government Portfolio (Prospectus Summary) | UBS RMA U.S. Government Portfolio
U.S. Government Portfolio
Investment objective
Maximum current income consistent with liquidity and conservation of capital.
Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder transaction expenses (fees paid directly from your investment):
Shareholder Fees (USD $)	UBS RMA U.S. Government Portfolio
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of offering price)	none
Maximum account fee UBS Financial Services Inc. RMA Program	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	UBS RMA U.S. Government Portfolio
Management fees	0.34%
Service (12b-1) fees	0.15%
Other expenses	0.04%
Total annual fund operating expenses	0.53%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
UBS RMA U.S. Government Portfolio	54	170	296	665

This example does not reflect RMA/Business Services Account BSA program fees.
Principal strategies
Principal investments
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. Many US government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

Management process
UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund's ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, such as Federal National Mortgage
Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie
Mac"), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.
Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.
UBS RMA U.S. Government Portfolio Annual Total Returns

Total return January 1 to June 30, 2012: 0.00% (Actual total return was 0.0050%)
Best quarter during years shown-4Q 2006: 1.17%
Worst quarters during years shown-2Q & 3Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011
0.00%
(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).
Average annual total returns (for the periods ended December 31, 2011)
Average Annual Total Returns	UBS RMA U.S. Government Portfolio
1 Year	0.01%
5 Years	1.15%
10 Years	1.53%